Fair value of financial assets and liabilities - Summary Of Changes in Deferred day 1 profits or losses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Beginning balance	₩ 28	₩ 7,848	₩ 17,964
Changes in aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Amounts recognized in losses	(28)	(7,820)	(10,116)
Ending balance	₩ 0	₩ 28	₩ 7,848